Financial statements of Barclays PLC, Parent company accounts - Statement of comprehensive income (Parenthetical) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Employees	Dec. 31, 2019 GBP (£) Employees	Dec. 31, 2018 GBP (£) Employees
Condensed Statement of Income Captions [Line Items]
Loss after ax	£ (2,461)	£ (3,354)	£ (2,583)
Total comprehensive loss	£ (2,066)	£ (2,793)	£ (2,831)
Number of employees (full time equivalent) | Employees	83,000	80,800	83,500
Barclays PLC [member]
Condensed Statement of Income Captions [Line Items]
Loss after ax	£ 1,018	£ (3,181)	£ (15,949)
Total comprehensive loss	£ 1,018	£ (3,181)	£ (15,949)
Number of employees (full time equivalent) | Employees	60	79